RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2020
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER

6.          RECEIVABLES AND OTHER

	December 31,	December 31,
	2020	2019
Trade receivables	$8,377	$6,210
Prepayments and deposits	3,045	3,109
Tax receivables	1,133	1,652
Other receivables	328	19
BC Mineral Exploration Tax Credit ("BCMETC") receivable	—	6,441
	$12,883	$17,431